CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Foreign currency translation adjustment, income taxes	$ 0	¥ 0	¥ 0	¥ 0
Unrealized holding gains on available-for-sale security, net of income taxes of RMB112				¥ 112
Reclassification adjustment for gain on available for sale securities, net of income taxes of RMB112			¥ 112